Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividend and interest income	$ 9,416,746
Net appreciation in fair value of investments	44,272,353
Interest income on notes receivables from participants	346,210
Contributions:
Participant	9,351,582
Employer	5,969,353
Rollovers	161,652
Total contributions	15,482,587
Total additions	69,517,896
Deductions from net assets attributed to:
Benefits paid to participants	58,623,603
Administrative fees and other	224,528
Total deductions	58,848,131
Net increase	10,669,765
Net assets available for benefits:
Beginning of year	381,738,687
End of year	$ 392,408,452